Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 2,639,258	$ 2,573,830
Increase related to current year tax positions	140,035	134,275
Foreign exchange translation effect	27,401	(68,847)
Balance at end of period	$ 2,806,694	$ 2,639,258